Leases - Schedule of lease amortization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Leases	R$ 15,146,411	R$ 14,582,833
Current	3,687,392	4,025,948
Non-current	11,459,019	10,556,885
Leases
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	20,857,507	26,789,197
Financial charges	(8,401,680)	(12,206,364)
Leases	12,455,827	14,582,833	R$ 14,890,575
Current	3,349,056	4,025,948	3,497,665
Non-current	9,106,771	10,556,885	R$ 11,392,910
Leases | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	0	4,387,911
Leases | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	3,570,147	4,162,958
Leases | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,851,258	3,579,587
Leases | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,615,718	3,237,509
Leases | Year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,226,313	2,909,201
Leases | After year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	9,594,071	8,512,031
Lease notes
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,086,904
Financial charges	1,056,059
Leases	1,030,845	0
Current	121,948	0
Non-current	908,897	0
Lease notes | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	130,432
Lease notes | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	103,883
Lease notes | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	103,883
Lease notes | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	103,883
Lease notes | Later than four year [Member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	1,644,823
Lease equity
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	2,178,739
Financial charges	519,000
Leases	1,659,739	0
Current	216,388	0
Non-current	1,443,351	R$ 0
Lease equity | Not later than one year [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	235,897
Lease equity | Later than one year and not later than two years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	726,247
Lease equity | Later than two years and not later than three years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	726,247
Lease equity | Later than three years and not later than four years [member]
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Gross lease liabilities	R$ 490,348